Summary of Movements In Investment Balances (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments Schedule [Abstract]
Beginning balance	BRL 148,411	BRL 173,640
Share of profits of subsidiaries	(21,883)	(5,881)	BRL (17,750)
Subsidiaries' dividends and interest on capital		(4,968)
Associates' share of other comprehensive income	11,266
Other	17,096	(14,380)
Ending balance	BRL 154,890	BRL 148,411	BRL 173,640